STATEMENTS OF OPERATIONS - CIK000178115 Alussa Energy Acquisition Corp - USD ($)	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Operating costs	$ 5,329,281	$ 499,845	$ 1,173,063	$ 5,190,525
Loss from operations	(5,329,281)	(499,845)	(1,173,063)	(5,190,525)
Other income (expense):
Interest income	4,281	892,590	290,672	2,003,660
Unrealized gain on marketable securities held in Trust Account		881,891	40,109
Change in fair value of warrant liabilities	(25,593,750)	7,668,750	(3,937,500)	(4,393,750)
Other income (expense)	(25,589,469)	9,443,231	(3,606,719)	(2,390,090)
Net loss	$ (30,918,750)	$ 8,943,386	$ (4,779,782)	$ (7,580,615)
Weighted average redeemable ordinary shares outstanding, basic and diluted (in Shares)	23,470,955	24,391,533
Basic and diluted net income per redeemable ordinary share (Note 3) (in Dollars per share)		$ 0.03
Redeemable preferred shares
Other income (expense):
Weighted average redeemable ordinary shares outstanding, basic and diluted (in Shares)			3,820,067	24,958,411
Basic and diluted net income per redeemable ordinary share (Note 3) (in Dollars per share)			$ 0.06	$ 0.07
Non-redeemable ordinary shares
Other income (expense):
Weighted average redeemable ordinary shares outstanding, basic and diluted (in Shares)			7,016,376	10,979,089
Basic and diluted net income per redeemable ordinary share (Note 3) (in Dollars per share)			$ (0.72)	$ (0.84)